Income Taxes	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

(5) Income taxes

The provision for income taxes is based on the current estimate of the annual effective tax rate and is adjusted as necessary for discrete events occurring in a particular period. The effective tax rates for the thirteen weeks and thirty-nine weeks ended October 31, 2015 were 36.5% and 37.5%, respectively. The effective tax rates for the thirteen weeks and thirty-nine weeks ended November 1, 2014 was 38.4%. The effective tax rate for the thirteen weeks and thirty-nine weeks ended October 31, 2015 were lower than the prior year effective tax rates primarily as a result of a discrete tax benefit related to the impact from the finalization of employment-based tax credits associated with fiscal 2014 and the impact from a slight reduction in the projected state effective rate associated with the net deferred income tax liabilities.

(6) Income taxes

The components of income tax provision (benefit) are as follows (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014

Current:
Federal	$16,760	$11,501
State	3,422	2,989

	20,182	14,490

Deferred:
Federal	(2,114)	(2,122)
State	(1,305)	(1,091)

	(3,419)	(3,213)

	$16,763	$11,277

Deferred income taxes reflect the effect of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the carrying amounts used for income tax reporting purposes. Significant components of deferred tax assets and liabilities are as follows (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014

Deferred tax assets:
Inventory reserves	$858	$794
Deferred rent	1,091	646
Stock-based compensation	3,254	1,790
Other	3,163	1,066

Total deferred tax assets	8,366	4,296

Deferred tax liabilities:
Tradename	(90,138)	(90,540)
Depreciation	(6,250)	(5,054)
Leases	(1,051)	(1,062)
Noncompetition agreements	(17)	(149)

Total deferred tax liabilities	(97,456)	(96,805)

Net deferred tax liabilities	$(89,090)	$(92,509)

A reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal year ended
	January 31, 2015	February 1, 2014
Statutory federal rate	35.0%	35.0%
State taxes, net of federal benefit	3.2	4.0
Other	0.2	(2.4)

	38.4%	36.6%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income and the scheduled reversal of deferred liabilities over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences as of January 31, 2015 and February 1, 2014.

Ollie’s has no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s consolidated balance sheets as of January 31, 2015 or February 1, 2014, and has not recognized any material uncertain tax positions or interest or penalties related to income taxes in the consolidated statements of income for the fiscal years ended January 31, 2015 or February 1, 2014.